Explanatory Notes to Form N-CEN Item C.17 (Principal Transactions)

The Registrant is providing the below information which it believes would be helpful in understanding the information reported in response to Item C.17 (Principal Transactions) of this Form.

As indicated by the Form N-CEN instructions for Item C.17, the Registrant has included the value of tender offers in the aggregate value of principal purchase/sales during the period in Item C.17.b. However, because tender offer principal transactions are not executed through a broker/dealer, this information has been excluded from Item C.17.a. For purposes of reconciling the value of principal transactions responses between Item C.17.a.vii and Item C.17.b, the Registrant is including the value of tender offer principal transactions below:

                                                                      Sale
                                                                  Proceeds from
Fund Name	                                                  Tender Offers
WisdomTree Battery Value Chain and Innovation Fund...................47,180.67
WisdomTree Dynamic Currency Hedged International Equity Fund........735,880.36
WisdomTree Dynamic Currency Hedged International SmallCap
     Equity Fund....................................................871,217.70
WisdomTree International Efficient Core Fund........................321,230.46
WisdomTree International ESG Fund.....................................8,852.97
WisdomTree U.S. Corporate Bond Fund.................................104,275.36
WisdomTree U.S. High Yield Corporate Bond Fund....................2,115,104.42
WisdomTree U.S. Short-Term Corporate Bond Fund......................193,490.00